Quarterly Holdings Report
for
Fidelity® International Value Fund
July 31, 2023
FIV-NPRT3-0923
1.834741.117
Common Stocks - 97.0%
	Shares	Value ($)
Australia - 8.1%
BHP Group Ltd.	872,209	26,955,547
Flutter Entertainment PLC (a)	15,600	3,105,142
Glencore PLC	2,394,300	14,560,783
Macquarie Group Ltd.	76,944	9,045,092
Woodside Energy Group Ltd.	295,939	7,627,883
TOTAL AUSTRALIA		61,294,447
Belgium - 1.2%
KBC Group NV	87,416	6,579,348
UCB SA	29,100	2,576,274
TOTAL BELGIUM		9,155,622
Canada - 0.3%
Nutrien Ltd.	37,100	2,556,612
Denmark - 0.7%
DSV A/S	25,600	5,125,741
Finland - 0.9%
Sampo Oyj (A Shares)	150,534	6,635,381
France - 11.5%
Air Liquide SA	52,070	9,361,871
Airbus Group NV	31,100	4,581,031
ALTEN	24,300	3,500,038
AXA SA	470,805	14,472,000
BNP Paribas SA	169,200	11,158,374
Capgemini SA	31,093	5,634,629
Euroapi SASU (a)	5,559	64,850
Teleperformance	13,500	1,955,598
TotalEnergies SE	406,505	24,697,830
VINCI SA	60,700	7,126,460
Vivendi SA	487,892	4,356,943
TOTAL FRANCE		86,909,624
Germany - 10.8%
Bayer AG	122,600	7,170,070
Covestro AG (a)(b)	74,900	4,021,275
DHL Group	179,200	9,205,260
Hannover Reuck SE	42,100	8,987,000
Infineon Technologies AG	68,100	2,992,007
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,000	9,040,529
Rheinmetall AG	36,950	10,457,268
RWE AG	203,100	8,738,060
Siemens AG	105,639	18,005,346
Vonovia SE	128,629	2,997,055
TOTAL GERMANY		81,613,870
Hong Kong - 1.5%
AIA Group Ltd.	302,400	3,025,434
Prudential PLC	609,166	8,459,081
TOTAL HONG KONG		11,484,515
India - 0.7%
Reliance Industries Ltd. GDR (b)	81,800	5,112,500
Indonesia - 0.6%
PT Bank Rakyat Indonesia (Persero) Tbk	12,241,194	4,586,389
Ireland - 3.2%
Bank of Ireland Group PLC	627,700	6,622,738
CRH PLC	199,502	11,884,516
Ryanair Holdings PLC sponsored ADR (a)	56,400	5,782,692
TOTAL IRELAND		24,289,946
Italy - 3.2%
Eni SpA	687,400	10,494,444
Mediobanca SpA	578,925	7,714,720
Prysmian SpA	47,300	1,885,230
UniCredit SpA	150,400	3,808,167
TOTAL ITALY		23,902,561
Japan - 24.3%
Daiichi Sankyo Kabushiki Kaisha	18,800	579,033
DENSO Corp.	149,600	10,390,452
Eisai Co. Ltd.	37,600	2,372,316
Fast Retailing Co. Ltd.	18,800	4,699,174
FUJIFILM Holdings Corp.	89,100	5,165,063
Fujitsu Ltd.	37,600	4,859,073
Hitachi Ltd.	272,200	17,790,149
Hoya Corp.	22,900	2,660,788
Ibiden Co. Ltd.	66,900	4,056,369
INPEX Corp.	341,200	4,394,960
Itochu Corp.	287,600	11,624,082
Minebea Mitsumi, Inc.	245,070	4,527,072
Mitsubishi UFJ Financial Group, Inc.	1,833,861	14,766,715
NOF Corp.	23,200	999,819
ORIX Corp.	454,900	8,732,520
Renesas Electronics Corp. (a)	470,488	9,077,521
Shin-Etsu Chemical Co. Ltd.	335,100	11,039,820
SoftBank Group Corp.	76,500	3,890,977
Sony Group Corp.	60,000	5,619,975
Sumitomo Mitsui Financial Group, Inc.	264,200	12,378,215
Suzuki Motor Corp.	182,730	7,317,420
TIS, Inc.	97,801	2,476,906
Tokio Marine Holdings, Inc.	486,344	11,183,474
Toyota Motor Corp.	1,302,425	21,898,664
Z Holdings Corp.	484,500	1,347,943
TOTAL JAPAN		183,848,500
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	116,370	6,357,125
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	178,432	5,159,691
Netherlands - 4.4%
Shell PLC ADR	503,400	31,024,547
Universal Music Group NV	99,619	2,555,217
TOTAL NETHERLANDS		33,579,764
Singapore - 1.2%
United Overseas Bank Ltd.	398,705	9,025,020
South Africa - 1.0%
Anglo American PLC (United Kingdom)	248,640	7,646,124
Thungela Resources Ltd.	28,081	211,325
TOTAL SOUTH AFRICA		7,857,449
Spain - 2.6%
Banco Santander SA (Spain)	3,830,282	15,521,383
Cellnex Telecom SA (b)	69,800	2,850,313
Unicaja Banco SA (b)	1,344,800	1,567,324
TOTAL SPAIN		19,939,020
Sweden - 2.1%
Alleima AB	29,480	127,958
Investor AB (B Shares)	584,540	11,936,357
Sandvik AB	200,500	4,072,323
TOTAL SWEDEN		16,136,638
Switzerland - 4.0%
Swiss Life Holding AG	8,543	5,415,481
UBS Group AG	650,958	14,431,739
Zurich Insurance Group Ltd.	21,811	10,524,705
TOTAL SWITZERLAND		30,371,925
United Kingdom - 9.5%
AstraZeneca PLC (United Kingdom)	75,012	10,777,445
B&M European Value Retail SA	528,900	3,754,921
BAE Systems PLC	1,144,096	13,682,314
Barratt Developments PLC	824,925	4,834,934
Beazley PLC	508,900	3,582,236
BP PLC	258,528	1,604,025
HSBC Holdings PLC (United Kingdom)	519,900	4,318,507
Imperial Brands PLC	153,230	3,620,127
Lloyds Banking Group PLC	9,665,901	5,584,462
NatWest Group PLC	1,402,800	4,403,449
Rolls-Royce Holdings PLC (a)	926,400	2,196,623
Standard Chartered PLC (United Kingdom)	1,411,049	13,534,440
TOTAL UNITED KINGDOM		71,893,483
United States of America - 3.7%
Ferguson PLC	29,816	4,784,959
Linde PLC	24,914	9,733,152
Sanofi SA	123,279	13,151,966
TOTAL UNITED STATES OF AMERICA		27,670,077
TOTAL COMMON STOCKS (Cost $625,200,275)		734,505,900

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Germany - 0.8%
Porsche Automobil Holding SE (Germany) (Cost $7,213,584)	104,100	6,142,512

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c) (Cost $13,932,014)	13,929,228	13,932,014

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $646,345,873)	754,580,426
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,383,574
NET ASSETS - 100.0%	756,964,000

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,551,412 or 1.8% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	19,026,705	134,256,922	139,351,613	703,665	-	-	13,932,014	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	12,898,750	141,886,104	154,784,854	165,042	-	-	-	0.0%
Total	31,925,455	276,143,026	294,136,467	868,707	-	-	13,932,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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